STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

February 28, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Australia - 2.0%
CSL	141,100		26,642,992
Canada - 4.3%
Alimentation Couche-Tard	730,000		28,652,860
Canadian National Railway	229,100		28,421,053
			57,073,913
Denmark - 3.1%
Novo Nordisk, Cl. B	401,300		41,267,410
Finland - 1.2%
Kone, Cl. B	273,000		16,033,583
France - 4.8%
L'Oreal	70,700		28,141,693
LVMH	49,200		36,403,713
			64,545,406
Hong Kong - 3.7%
AIA Group	3,262,800	[a]	33,924,001
Jardine Matheson Holdings	264,500	[a]	15,737,750
			49,661,751
Ireland - 2.0%
Experian	662,200		26,055,050
Japan - 7.3%
FANUC	70,900		13,046,488
Keyence	83,228		38,933,605
Shin-Etsu Chemical	177,700		27,312,304
SMC	29,600		17,520,811
			96,813,208
Spain - 1.0%
Industria de Diseno Textil	481,600	[a]	12,743,858
Switzerland - 6.6%
Nestle	215,100		28,093,641
Roche Holding	96,100		36,659,672
SGS	7,900		22,698,179
			87,451,492
Taiwan - 3.0%
Taiwan Semiconductor Manufacturing, ADR	376,300		40,267,863
United Kingdom - 5.8%
Compass Group	1,470,900		33,426,217
Linde	110,400		32,373,696
Prudential	759,900	[a]	11,585,547
			77,385,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.6% (continued)
United States - 53.8%
Adobe		71,600	[a]	33,485,888
Alphabet, Cl. C		15,897	[a]	42,887,245
Amphenol, Cl. A		497,600		37,822,576
Automatic Data Processing		168,300		34,407,252
Booking Holdings		11,560	[a]	25,111,210
Cisco Systems		576,000		32,123,520
Cognex		173,200		11,701,392
Cognizant Technology Solutions, Cl. A		353,600		30,455,568
Colgate-Palmolive		191,100		14,705,145
Edwards Lifesciences		312,900	[a]	35,160,573
Fastenal		544,600		28,025,116
Fortinet		79,400	[a]	27,354,888
Illumina		50,500	[a]	16,493,300
Intuitive Surgical		115,800	[a]	33,620,214
IPG Photonics		78,700	[a]	10,258,545
Johnson & Johnson		121,100		19,929,427
Mastercard, Cl. A		99,100		35,757,262
Microsoft		184,400		55,096,876
NIKE, Cl. B		231,000		31,543,050
Paychex		148,100		17,632,786
Stryker		113,000		29,758,550
Texas Instruments		176,100		29,935,239
The TJX Companies		476,200		31,476,820
The Walt Disney Company		171,600	[a]	25,475,736
Waters		83,400	[a]	26,415,282
				716,633,460
Total Common Stocks (cost $540,743,854)				1,312,575,446
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,548,064)	0.10	15,548,064	[b]	15,548,064
Total Investments (cost $556,291,918)		99.8%		1,328,123,510
Cash and Receivables (Net)		.2%		2,712,597
Net Assets		100.0%		1,330,836,107

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

February 28, 2022 (Unaudited)

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,312,575,446	-	-	1,312,575,446
Investment Companies	15,548,064	-	-	15,548,064

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2022, accumulated net unrealized appreciation on investments was $771,831,592, consisting of $779,587,799 gross unrealized appreciation and $7,756,207 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.